BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                            Year Ended March 31, 2002

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

BMC FUND, INC.
================================================================================

TABLE OF CONTENTS

                                                                        Page No.

Directors and Officers...............................................       1

Letter to Shareholders...............................................       2

Federal Income Tax Information.......................................       3

Supplemental Proxy Information.......................................       3

Independent Auditors' Report.........................................       5

Statement of Assets and Liabilities..................................       6

Statement of Operations..............................................       7

Statements of Changes In Net Assets..................................       8

Notes to Financial Statements........................................       9

Financial Highlights.................................................      11

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers.......      12
       II. - Investments  - Other than Securities....................      26
      III. - Investments in Affiliates...............................      27

BMC FUND, INC.
DIRECTORS AND OFFICERS
================================================================================

                                    DIRECTORS

James T. Broyhill                              Winston-Salem, North Carolina
Paul H. Broyhill                               Lenoir, North Carolina
William E. Cooper                              Dallas, Texas
Lawrence Z. Crockett                           Vero Beach, Florida
Jan E. Gordon                                  Palm Harbor, Florida
Allene B. Heilman                              Clearwater, Florida
Gene A. Hoots                                  Charlotte, North Carolina
Michael G. Landry                              Fort Lauderdale, Florida
John S. Little                                 Naples, Florida
L. Glenn Orr, Jr.                              Winston-Salem, North Carolina
Dolph W. von Arx                               Naples, Florida

                                    OFFICERS

Paul H. Broyhill                               President
M. Hunt Broyhill                               Vice President
Gene Hendricks                                 Chief Financial Officer
Michael G. Landry                              Vice President and
                                                 Chief Investment Officer
Carol Frye                                     Secretary and Treasurer

                                DIRECTOR EMERITUS

Harry Heltzer                                  Lenoir, North Carolina

TO OUR SHAREHOLDERS:

We are happy to present to you our annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the twelve months ended March 31, 2002, the Fund paid the following dividends per share:

      June 10, 2001 to shareholders of record May 25, 2001            $    .33
      September 10, 2001 to shareholders of record August 25, 2001         .33
      December 10, 2001 to shareholders of record November 25, 2001        .33
      March 10, 2002 to shareholders of record February 25, 2002           .33
                                                                      --------

      Total                                                           $   1.32
                                                                      ========

Schedule I is a listing of all the Fund's diversified securities at March 31, 2002, with a total market value of $124,611,127.

It is our intent to render reports to shareholders each six months.


Paul H. Broyhill, President                     M. Hunt Broyhill, Vice President

                  CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (March 31, 2002) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the fiscal year the Fund paid distributions to its shareholders totaling $1.32 per share, comprised of $1.08 per share ordinary income and short term capital gains which are taxable as ordinary income, and $0.24 per share long term capital gains which are taxable as such. The shareholders are furnished a Form 1099 in January of each year which details the federal tax status of dividends paid by the Fund during the calendar year.

                         SUPPLEMENTAL PROXY INFORMATION
                       2001 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on August 11, 2001 at Hound Ears Club, Blowing Rock, North Carolina. The meeting was held for the following purposes:

1.    To elect the following 11 directors to serve as follows:

      Director                                 Term         Expiring

      James T. Broyhill                       1 year          2002
      Paul H. Broyhill                        1 year          2002
      William E. Cooper                       1 year          2002
      Lawrence Z. Crockett                    1 year          2002
      Jan E. Gordon                           1 year          2002
      Allene B. Heilman                       1 year          2002
      Gene A. Hoots                           1 year          2002
      Michael G. Landry                       1 year          2002
      John S. Little                          1 year          2002
      L. Glenn Orr, Jr                        1 year          2002
      Dolph W. von Arx                        1 year          2002

2.    To approve an Investment Advisory Agreement with Fisher Investments, Inc.

3.    To approve amendments to the Fund's investment objectives and policies.

4.    To transact such other business as may properly come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                            Votes        Votes       Votes
      Director                               For        Against     Withheld     Abstentions
1.    James T. Broyhill                   4,801,877        --        131,404          --
      Paul H. Broyhill                    4,801,877        --        131,404          --
      William E. Cooper                   4,801,877        --        131,404          --
      Lawrence Z. Crockett                4,801,877        --        131,404          --
      Jan E. Gordon                       4,801,877        --        131,404          --
      Allene B. Heilman                   4,801,877        --        131,404          --
      Gene A. Hoots                       4,801,877        --        131,404          --
      Michael G. Landry                   4,801,877        --        131,404          --
      John S. Little                      4,801,877        --        131,404          --
      L. Glenn Orr, Jr.                   4,801,877        --        131,404          --
      Dolph W. von Arx                    4,801,877        --        131,404          --

2.    Fisher Investments, Inc.
       Investment Advisory
       Agreement                          4,801,877        --        131,404          --

3.    Fund's investment objectives
       and policies amendment             4,801,877        --        131,404          --

4.    There was no other business voted upon at the Annual Meeting of Shareholders.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, is primarily responsible for the day-to-day management of the Company's portfolio and has had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio are managed by Whitehall Asset Management, Inc., a wholly owned subsidiary of The Industrial Bank of Japan Trust Company (formerly IBJ Whitehall Bank & Trust Company) ("Whitehall"), which is responsible for approximately $16.6 million of the Fund's portfolio; W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $10.4 million of the Fund's portfolio, and Fisher Investments, Inc. ("Fisher"), which is responsible for approximately $13.5 million of the Fund's portfolio. Paul Blaustein, a Senior Investment Officer of Whitehall, is the portfolio manager responsible for the portion of the Company's portfolio managed by Whitehall; William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co.; and Jerry Schietea, a Vice President with Fisher, is the portfolio manager responsible for the portion of the Company's portfolio managed by Fisher. Mr. Blaustein has held his current position with Whitehall for more than three years. Mr. Reaves has held his current position with Reaves & Co. for more than five years. Mr. Schietea has held his current position with Fisher for more than three years.

                                     [LOGO]
                                DIXON ODOM PLLC
                  Certified Public Accountants and Consultants

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and
Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the eight years in the period ended Match 31, 2000 were audited by other auditors whose report dated May 19, 2000 expressed an unqualified opinion on the financial highlights for those eight years.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the 2002 and 2001 financial highlights referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of March 31, 2002, the results of its operations for then year the ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Dixon Odom PLLC

April 26, 2002
Charlotte, North Carolina

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002
================================================================================

ASSETS AT MARKET VALUE:
    Investment securities (cost - $112,765,585)                                        $124,611,127
    Investments in affiliates - wholly owned subsidiaries (equity value $24,346,444)     26,511,034
    Investment in real estate (cost $145,931)                                               150,000
    Cash and short-term investments                                                       2,944,380
    Receivables, principally accrued interest                                               534,941
    Other assets                                                                             35,340
                                                                                       ------------

             Total assets                                                               154,786,822
                                                                                       ------------

LIABILITIES:
    Notes payable                                                                        10,000,000
    Payable to brokers                                                                    1,870,201
    Accounts payable and accrued expenses                                                   105,333
                                                                                       ------------

             Total liabilities                                                           11,975,534
                                                                                       ------------

NET ASSETS AT MARCH 31, 2002 - EQUIVALENT TO $28.95 PER
    SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                              $142,811,288
                                                                                       ============

SUMMARY OF SHAREHOLDERS' EQUITY:
    Common stock, par value $5.00 per share - authorized 70,000,000 shares;
      outstanding, 4,933,281 shares                                                    $ 24,666,405
    Retained earnings prior to becoming investment company                               92,939,370
    Undistributed net investment income                                                   5,996,598
    Undistributed nontaxable gain                                                         5,194,714
    Unrealized appreciation of investments                                               14,014,201
                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                      $142,811,288
                                                                                       ============

See accompanying notes.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended March 31, 2002
================================================================================

INVESTMENT INCOME:
   Income:
      Interest                                                      $ 2,028,465
      Dividends                                                       2,385,654
      Equity in earnings of wholly owned subsidiaries                 2,051,779
                                                                    -----------

           Total income                                               6,465,898
                                                                    -----------

   Expenses:
      Investment expenses                                               236,831
      Salaries                                                          178,454
      Taxes and licenses                                                 42,133
      Interest                                                          228,101
      Legal and professional fees                                        52,018
      Travel and entertainment                                           61,832
      Property and liability insurance                                   21,508
      Directors' fees                                                    37,750
      Rent                                                               14,100
      Depreciation expense                                                1,641
      Office supplies and expense                                         6,388
      Miscellaneous                                                       1,700
                                                                    -----------

           Total expenses                                               882,456
                                                                    -----------

           Net investment income                                      5,583,442
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain from investment securities sold                      4,597,286
   Change in unrealized appreciation of investments for the year     (6,078,827)
                                                                    -----------

           Net gain (loss) on investments                            (1,481,541)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $ 4,101,901
                                                                    ===========

See accompanying notes.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended March 31, 2002 AND 2001
================================================================================

                                                                     2002            2001
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
      Net investment income                                     $   5,583,442    $   6,477,176
      Net realized gain (loss) on investments                       4,597,286       (2,215,091)
      Change in unrealized appreciation                            (6,078,827)      (8,303,409)
                                                                -------------    -------------

           Net increase (decrease) in net assets resulting
              from operations                                       4,101,901       (4,041,324)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gains on investment securities                  (2,382,195)              --
      Net investment income                                        (4,129,736)      (7,794,584)
                                                                -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            (2,410,030)     (11,835,908)

NET ASSETS AT BEGINNING OF YEAR                                   145,221,318      157,057,226
                                                                -------------    -------------

NET ASSETS AT END OF YEAR (Including
      undistributed net investment income: 2002 - $5,996,598;
      2001 - $4,542,892)                                        $ 142,811,288    $ 145,221,318
                                                                =============    =============

See accompanying notes.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended March 31, 2002
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

     BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, government agency bonds, mutual funds, common stocks, and investments in limited partnerships.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended March 31, 2002
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      E. Temporary Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      G. Recent Accounting Pronouncements - Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), was issued in June 1998. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The adoption of SFAS 133 on April 1, 2001 did not have a significant effect on the Company's financial statements.

2.    LINE OF CREDIT

      On August 24, 1999, the Company entered into an agreement with a bank for a line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of March 31, 2002, the Company had borrowings of $10,000,000 from this line of credit.

1.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each board meeting attended. Each such independent director is paid an additional $1,000 for each day attending a committee meeting other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Each of the Ten Years in the Period Ended March 31, 2002
================================================================================

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for each of the ten years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING
   PERFORMANCE                                 2002            2001           2000            1999           1998
Net asset value, beginning of period       $     29.44     $     31.84     $     29.01    $     30.55     $     29.33
                                           -----------     -----------     -----------    -----------     -----------
   Net investment income                          1.13            1.31            2.11           1.04            1.26
   Net gains (losses) on investments             (0.30)          (2.13)           2.11          (0.16)           1.95
                                           -----------     -----------     -----------    -----------     -----------
Total from investment operations                  0.83           (0.82)           4.22           0.88            3.21
                                           -----------     -----------     -----------    -----------     -----------
Less distributions:
   Dividends from net investment income           0.84            1.58            1.10           1.49            1.14
   Distributions from capital gains               0.48            0.00            0.29           0.93            0.85
                                           -----------     -----------     -----------    -----------     -----------
Total distributions                               1.32            1.58            1.39           2.42            1.99
                                           -----------     -----------     -----------    -----------     -----------

Net asset value, end of period             $     28.95     $     29.44     $     31.84    $     29.01     $     30.55
                                           ===========     ===========     ===========    ===========     ===========

Per share market value, end of period(1)   $     26.00     $     26.00     $     26.00    $     26.00     $     26.00
                                           ===========     ===========     ===========    ===========     ===========

TOTAL INVESTMENT RETURN(2)                        3.20%          (3.15)%         16.23%          3.38%          12.33%
                                           ===========     ===========     ===========    ===========     ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $   142,811     $   145,221     $   157,057    $   143,092     $   150,705
Ratio of expenses to average net assets(3)        0.62%           0.49%           0.40%          0.32%           0.27%
Ratio of net investment income to
   average net assets(3)                          3.91%           4.23%           6.99%          3.50%           4.18%
Portfolio turnover rate                          67.18%          33.65%          94.21%         80.17%          26.98%

PER SHARE OPERATING
   PERFORMANCE                                   1997            1996          1995           1994            1993
Net asset value, beginning of period          $     29.40    $     28.23    $     28.02    $     28.59     $     27.77
                                              -----------    -----------    -----------    -----------     -----------
   Net investment income                             1.29           1.22           1.28           1.30            1.42
   Net gains (losses) on investments                 0.54           1.69           0.46          (0.46)           1.14
                                              -----------    -----------    -----------    -----------     -----------
Total from investment operations                     1.83           2.91           1.74           0.84            2.56
                                              -----------    -----------    -----------    -----------     -----------
Less distributions:
   Dividends from net investment income              1.16           1.05           1.20           1.21            1.45
   Distributions from capital gains                  0.74           0.69           0.33           0.20            0.29
                                              -----------    -----------    -----------    -----------     -----------
Total distributions                                  1.90           1.74           1.53           1.41            1.74
                                              -----------    -----------    -----------    -----------     -----------

Net asset value, end of period                $     29.33    $     29.40    $     28.23    $     28.02     $     28.59
                                              ===========    ===========    ===========    ===========     ===========

Per share market value, end of period(1)              N/A    $     26.00    $     26.00            N/A             N/A
                                              ===========    ===========    ===========    ===========     ===========

TOTAL INVESTMENT RETURN(2)                           7.05%         11.17%          6.68%          3.25%           9.83%
                                              ===========    ===========    ===========    ===========     ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $   144,702    $   145,036    $   139,248    $   138,230     $   141,023
Ratio of expenses to average net assets(3)           0.27%          0.29%          0.30%          0.30%           0.27%
Ratio of net investment income to
   average net assets(3)                             4.39%          4.21%          4.55%          4.60%           5.02%
Portfolio turnover rate                             31.23%         21.75%         32.29%         22.48%          30.12%

(1) Unaudited - Based on stock trades, which are very limited, during that year.
(2) Unaudited - Computed as follows: income from operations divided by market value per share times number of shares outstanding.
(3)   Average is computed on a quarterly basis.

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2002
================================================================================

                                       Coupon                                                                   Percent
                                      Interest         Maturity            Maturity            Market           of Net
Debt Issuer                             Rate             Date                Value              Value           Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:
ALBERTSONS INC                          6.550%         08/01/04            $ 150,000          $ 155,817
ALCOA INC                               5.875%         06/01/06              200,000            204,228
AVALON BAY CMNTYS INC                   6.800%         07/15/06              500,000            507,530
BANK OF AMERICA CORPORATION             7.125%         09/15/06              200,000            212,344
BANK ONE CORP                           6.400%         08/01/02               20,000             20,250
BOEING CO                               6.350%         06/15/03              200,000            205,641
CARNIVAL CORP                           6.150%         10/01/03              158,000            156,733
CATERPILLAR FINL SVCS CORP              6.875%         08/01/04              200,000            209,660
CBS CORP                                7.150%         05/20/05              300,000            313,129
CCB FINL CORP                           6.750%         12/01/03              605,000            627,603
CIT GROUP INC                           7.375%         03/15/03              140,000            141,896
CITIGROUP INC                           6.500%         01/18/11              250,000            251,218
CONTINENTAL CABLEVISION IN              8.300%         05/15/06              300,000            314,651
COX COMMUNICATIONS INC NEW              6.875%         06/15/05              300,000            305,716
DU PONT E I DE NEMOURS & C              6.750%         10/15/04              200,000            211,442
DUKE CAP CORP                           7.250%         10/01/04              400,000            421,316
EASTMAN CHEM CO                         6.375%         01/15/04            1,000,000          1,019,356
ELECTRONIC DATA SYS CORP                6.850%         10/15/04              200,000            209,551
ENRON CORP                              6.750%         07/01/05              300,000              3,000
FEDERAL HOME LN MTG CORP                5.625%         03/15/11              500,000            485,937
FEDERAL RLTY INVT TR MTN                6.990%         03/10/06              500,000            490,707
FIRST NATL BK BOSTON MASS               7.375%         09/15/06              500,000            526,185
FORD MOTOR CR CO                        6.875%         02/01/06               95,000             94,459
GENERAL MTRS ACCEP CORP                 5.750%         11/10/03              200,000            201,576
HELLER FINANCIAL INC                    7.500%         08/23/02               40,000             40,742
HERTZ CORP                              7.000%         07/01/04            1,000,000            999,940
HILTON HOTELS CORP                      7.000%         07/15/04              430,000            429,967
INGERSOLL-RAND CO                       5.750%         02/14/03              100,000            102,232
KEYCORP NEW                             7.500%         06/15/06              500,000            522,257
LEHMAN BROS HLDGS INC                   7.250%         10/15/03            1,000,000          1,048,626
NABISCO INC                             6.700%         06/15/02              450,000            453,249
NATIONAL CITY CORP                      7.200%         05/15/05              200,000            211,486
NATIONAL RURAL UTILS COOP               6.000%         05/15/06              200,000            198,284
NORFOLK SOUTHERN CORP                   7.350%         05/15/07              150,000            158,445
OAKWOOD HOMES CORP                      7.875%         03/01/04            1,000,000            660,000
OCCIDENTAL PETE CORP DEL                6.750%         11/15/02              462,000            470,142
OWENS CORNING                           7.700%         05/01/08              660,000            257,400
PAINE WEBBER GROUP INC                  6.750%         02/01/06              800,000            832,051
PHILIP MORRIS COS INC                   6.375%         02/01/06            1,000,000          1,015,952
PHILLIPS PETE CO                        8.500%         05/25/05               50,000             54,728
PROGRESS ENERGY INC                     6.750%         03/01/06              100,000            102,322
RAYTHEON CO                             6.450%         08/15/02              125,000            126,357
RITE AID CORP                           7.625%         04/15/05            1,000,000            792,500
RYDER SYS INC                           6.500%         05/15/05              725,000            719,807
SBC COMMUNICATIONS INC                  6.250%         03/15/11              250,000            247,631

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
March 31, 2002
================================================================================

                                                        Coupon                                                 Percent
                                      Interest         Maturity            Maturity            Market           of Net
Debt Issuer                             Rate             Date                Value              Value           Assets
CORPORATE BONDS AND
  GOVERNMENT AGENCIES:

SEAGRAM LTD                            8.350%          11/15/06           $ 590,000           $ 636,468
SPRINT CAP CORP                        7.125%          01/30/06              80,000              77,542
TARGET CORP                            7.500%          02/15/05             200,000             213,414
TELUS CORP                             7.500%          06/01/07              60,000              61,241
TEXTRON INC                            6.375%          07/15/04             200,000             205,757
TIME WARNER INC                        8.110%          08/15/06             150,000             160,524
TRANSAMERICA FIN CORP                  7.250%          08/15/02             170,000             172,757
UNITED DOMINION REALTY TR              7.250%          01/15/07             500,000             493,556
UNITED DOMINION RLTY TR MT             7.730%          04/05/05           1,000,000           1,039,174
UNITED STATES TREAS BDS                7.250%          05/15/06           1,027,000           1,154,412
UNITED STATES TREAS BDS                8.750%          08/15/20             808,000           1,051,160
UNITED STATES TREAS NTS                5.250%          05/15/04           1,148,000           1,182,440
UNITED STATES TREAS NTS                5.625%          05/15/08           1,086,000           1,112,471
UNITED STATES TREAS NTS                6.500%          02/15/10             939,000           1,005,317
UNITED STATES TREAS NTS                5.000%          02/15/11             500,000             484,531
WELLS FARGO & CO DEL                   6.500%          09/03/02             200,000             203,154
WORLDCOM INC GA                        6.400%          08/15/05             200,000             173,030
                                                                       ------------          ----------

TOTAL INVESTMENTS IN
  CORPORATE BONDS AND GOVERNMENT AGENCIES                              $ 26,518,000          26,161,011         18.32%
                                                                       ============          ----------         -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                      Percent
                                        Shares                           Market       of Net
Company Name                             Held           Cost              Value       Assets
MUTUAL FUNDS:

BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME             94,100       $ 372,311        $ 397,102
BUFFALO HIGH YIELD FD COM                25,636         254,779          253,028
DODGE & COX INCOME FD COM                20,488         252,898          248,924
DREYFUS INVT GRADE BD INTE               39,799         515,000          499,080
DREYFUS INVT GRADE BD SHT-                  326           3,861            3,835
FEDERATED HIGH YIELD SH BE              188,974       1,129,557        1,116,833
FREMONT MUT FDS INC INCOME               24,957         261,992          250,566
HARBOR FD BD FD                          25,991         305,303          297,080
ING PRIME RATE TR SH BEN I              134,600         913,390          928,740
JANUS INVT FD HIGH-YIELD F               10,360          96,977           97,592
LIBERTY STEIN ROE INCM INT               30,491         272,274          267,713
LOOMIS SAYLES FDS BD FD                  42,261         483,988          438,666
METROPOLITAN WEST FDS TOTA               61,862         644,727          615,522
NEUBERGER & BERMAN INC LTD               61,108         594,865          582,972
NORTHEAST INVS TR SH BEN I              157,016       1,140,718        1,204,316
NORTHERN FDS HI YLD FX INC               12,072          97,236           94,645
PBHG FDS INC MID CAP VAL                  5,778          85,000           90,952
PIMCO FDS PAC INVT MGM REA               14,712         153,114          151,384
PIMCO FDS PAC INVT MGM REA               50,587         529,411          520,539
STRONG INCOME FDS INC HIGH               32,915         268,207          255,420
STRONG SHORT TERM BDFD COM               62,724         599,490          560,749
TEMPLETON GLOBAL INCM COM                15,000         100,650          103,050
VAN KAMPEN SR INCM TR COM                70,000         490,700          511,000
VANGUARD BD INDEX FD COM                 10,337         104,566          103,375
VANGUARD BD INDEX FD SHORT               59,587         594,025          598,251
VANGUARD FXD INC SECS HI Y              224,533       1,432,855        1,401,085
VANGUARD FXD INC SECS INTE                  416           4,635            4,503
VANGUARD FXD INC SECS INTR               26,722         258,097          255,992
VANGUARD FXD INC SECS INV                   166           1,468            1,413
VANGUARD FXD INC SECS SHR                55,784         600,270          596,893
                                                   ------------      -----------
   TOTAL BOND MUTUAL FUNDS                           12,562,364       12,451,220
                                                   ------------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                      Percent
                                        Shares                           Market       of Net
Company Name                             Held           Cost              Value       Assets
MUTUAL FUNDS:

STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM               50,000       $ 301,550        $ 300,000
CORNERSTONE GROUP FDS GROWTH             37,493         404,885          512,904
DODGE & COX STK FD COM                    1,529         160,440          160,520
DODGE&COX BALANCED FD COM                 2,587         170,188          173,385
GERMANY FD INC COM                       12,000          89,229           94,200
HARRIS ASSOC INVT TR OAKMA                2,706         100,000           99,405
ISHARES TR DJ US ENERGY                   5,000         251,900          254,050
ISHARES TR DJ US HEALTHCR                 1,000          62,920           60,850
ISHARES TR RUSL 2000 VALU                 2,500         270,675          349,750
ISHARES TR S&P MIDCAP 400                 1,000         115,990          107,950
KOREA FD COM                             23,400         233,677          413,946
MERGER FD SH BEN INT                      6,821         100,000          100,000
NEW IRELAND FUND INC                     15,000         159,440          157,500
PHARMACEUTICAL HLDR TR DEP                1,500         150,840          142,950
REGIONAL BK HOLDRS TR DEPO                1,000         114,505          121,350
ROYCE VALUE TR INC COM                   13,000         205,778          233,350
SECTOR SPDR TR SBI INT-ENE               10,000         288,600          288,900
SECTOR SPDR TR SBI INT-UTI                4,000         112,080          112,720
SPAIN FD COM                             10,000          83,904           85,400
SWISS HELVETIA FD INC COM                 8,000          85,528           91,600
TWEEDY BROWNE FD INC GLOBA                5,099         100,000          100,918
VANGUARD HORIZON FD CAP OP                2,130          50,000           49,531
VANGUARD HORIZON FD STRATE                6,868         105,821          109,273
VANGUARD SPECIALIZED PRECIOUS            10,112         100,703          108,100
VANGUARD WHITEHALL FDS SEL                9,642         140,000          140,000
WASATCH ADVISORS FDS CORE                 2,857         105,777          108,863
WASATCH ADVISORS FDS MICRO               13,986          80,000           94,126
                                                   ------------      -----------
   TOTAL STOCK MUTUAL FUNDS                           4,144,430        4,571,541
                                                   ------------      -----------

TOTAL INVESTMENTS IN MUTUAL FUNDS                  $ 16,706,794       17,022,761      11.92%
                                                   ============      -----------     ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                        Market        Percent of
Company Name                                            Cost             Value        Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAY HARBOUR 90-1, LP                                 $1,250,000      $ 1,235,063
JMG CAPITAL PARTNERS LP                               1,000,000        1,674,026
MARINER PARTNERS, LP                                    750,000        1,085,483
STARK INVESTMENTS LP                                  1,000,000        1,729,004
ULQ HEDGE FUND LTD PARTNERSHIP                        1,025,002        1,718,979
WALNUT INVESTMENT PARTNERS LP                           150,000          150,000
ZURICH I NSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                          1,620,000        1,631,157
   -DISTRESSED SECURITIES SERIES                      1,400,000        1,413,193
   -EVENT DRIVEN MULTI-STRATEGY SERIES                2,140,000        2,197,818
   -HEDGED EQUITY SERIES                              1,240,000        1,252,137
   -MERGER ARBITRAGE SERIES                           1,600,000        1,610,934
                                                   ------------       ----------
                                                     13,175,002       15,697,794         10.99%
                                                   ------------       ----------         -----

OTHER INVESTMENTS:
"SERVES "CERTIFICATES-BANK OF AMERICA                   500,000          500,000          0.35%
                                                   ------------       ----------         -----

VENTURE CAPITAL:
LEARNINGSTATION.COM                                     500,000          500,000
PIEDMONT VENTURE PARTNERS                                97,333           97,333
PIEDMONT VENTURE PARTNERS II LP                         239,864          239,864
                                                   ------------       ----------         -----
                                                        837,197          837,197          0.59%
                                                   ------------       ----------         -----

TOTAL OTHER INVESTMENTS                            $ 14,512,199       17,034,991         11.93%
                                                   ============       ----------         -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets
COMMON STOCKS:
BASIC MATERIALS
Aluminum                               11,600   ALCOA INC                       $    93,670      $   437,784
                                                                                -----------      -----------

Chemical - Basic                        1,900   AVENTIS SPONSORED ADR               141,797          130,625
                                        3,300   B A S F  A G SPONSORED ADR          139,001          134,739
                                                                                -----------      -----------
                                                                                    280,798          265,364
                                                                                -----------      -----------

Chemical - Diversified                  2,200   ROHM & HAAS CO COM                   76,483           92,994
                                                                                -----------      -----------

Coal/Alternate Energy                   5,000   ALLIANCE RES PARTNR LP UT           121,950          120,900
                                                                                -----------      -----------

Gold/Silver Mining                      4,000   STILLWATER MNG CO COM                77,160           75,400
                                        5,000   FREEPORT-MCMORAN COP&G PFD           99,140          141,000
                                                                                -----------      -----------
                                                                                    176,300          216,400
                                                                                -----------      -----------

Machinery                              11,500   STANDEX INTL CORP COM               249,980          280,830
                                                                                -----------      -----------

Metals & Mining                        13,600   BHP BILLITON LTD SPONSORED          128,316          166,464
                                        9,296   NEWMONT MINING CORP COM             199,982          257,406
                                                                                -----------      -----------
                                                                                    328,298          423,870
                                                                                -----------      -----------

Paper & Forest Products                 1,800   INTL PAPER CO COM                    73,189           77,418
                                                                                -----------      -----------

   TOTAL BASIC MATERIALS                                                          1,400,668        1,915,560          1.34%
                                                                                -----------      -----------          ----

CAPITAL GOODS
Aerospace/Defense                      10,100   AAR CORP COM                         83,303          108,777
                                       25,000   AVIALL INC NEW COM                  127,750          225,750
                                        1,950   LOCKHEED MARTIN CORP COM             76,676          112,281
                                        4,400   RAYTHEON CO COM NEW                 146,124          180,620
                                        5,000   ROCKWELL INTL CORP NEW COM          103,350          100,300
                                        3,275   UNITED TECHNOLOGIES CP COM          212,981          243,005
                                                                                -----------      -----------
                                                                                    750,184          970,733
                                                                                -----------      -----------

Diversified Companies                  18,900   GENERAL ELEC CO COM                 288,048          707,805
                                        3,000   TYCO INTL LTD NEW COM               106,260           96,960
                                                                                -----------      -----------
                                                                                    394,308          804,765
                                                                                -----------      -----------

Electronics                             6,200   EMERSON ELEC CO COM                 330,974          355,818
                                                                                -----------      -----------

Machinery                               3,000   BARNES GROUP INC COM                 74,725           73,500
                                        1,650   CATERPILLAR INC DEL COM              86,121           93,802
                                          600   DANAHER CORP DEL COM                 33,032           42,612
                                                                                -----------      -----------
                                                                                    193,878          209,914
                                                                                -----------      -----------

   TOTAL CAPITAL GOODS                                                            1,669,344        2,341,230          1.64%
                                                                                -----------      -----------          ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets

COMMON STOCKS:
COMMUNICATION SERVICES
Diversified Companies                   2,000   VIVENDI UNIVERSAL SPON ADR      $   110,663      $    77,000
                                                                                -----------      -----------

Foreign Telecommunications              5,604   TELEFONICA S A SPONSORED A          197,168          185,548
                                                                                -----------      -----------

Telecommunications Equipment           13,500   MOTOROLA INC COM                    215,900          191,700
                                        1,975   NOKIA CORP SPONSORED ADR             48,769           40,962
                                                                                -----------      -----------
                                                                                    264,669          232,662
                                                                                -----------      -----------

Telecommunications Services            15,000   BELLSOUTH CORP COM                  608,050          552,900
                                       20,200   CABLE & WIRELESS PLC SPONS          263,310          198,768
                                       15,300   SBC COMMUNICATIONS INC COM          600,174          572,832
                                        8,000   SPRINT CORP COM                     100,504          122,320
                                        4,000   SPRINT CORP PCS COM SER 1            12,068           41,160
                                                                                -----------      -----------
                                                                                  1,584,106        1,487,980
                                                                                -----------      -----------
   TOTAL COMMUNICATIONS SERVICES                                                  2,156,606        1,983,190          1.39%
                                                                                -----------      -----------          ----

CONSUMER CYCLICALS
Auto Parts                             12,900   ARVINMERITOR INC COM                179,678          368,295
                                        5,300   DELPHI AUTO SYS CORP COM             78,615           84,747
                                        2,000   GENUINE PARTS CO COM                 61,880           73,540
                                                                                -----------      -----------
                                                                                    320,173          526,582
                                                                                -----------      -----------

Auto & Truck                            5,000   GENERAL MTRS CORP CL H NEW           77,750           82,250
                                        5,000   HONDA MOTOR LTD AMERN SHS           109,100          105,850
                                                                                -----------      -----------
                                                                                    186,850          188,100
                                                                                -----------      -----------

Drugstores                              6,488   CVS CORP COM                         86,140          222,733
                                                                                -----------      -----------

Furniture/Home Furnishings             28,800   BOMBAY CO INC COM                    65,766           85,536
                                                                                -----------      -----------

Hotel/Gaming                           24,000   HILTON HOTELS CORP COM              223,171          343,200
                                                                                -----------      -----------

Leisure & Fitness                       3,000   BALLY TOT FITNESS HLDG COM           62,020           65,850
                                       30,600   HEAD N V NY REGISTRY SH             104,282          100,674
                                                                                -----------      -----------
                                                                                    166,302          166,524
                                                                                -----------      -----------

Recreation                              8,400   CARNIVAL CORP COM                   171,780          274,260
                                                                                -----------      -----------

Retail Stores                           1,150   BEST BUY INC COM                     44,811           91,080
                                        5,892   CARDINAL HEALTH INC COM             240,347          417,684
                                        6,000   COSTCO COMPANIES INC COM             54,625          238,920
                                        2,100   SEARS ROEBUCK & CO COM               93,100          107,667
                                        1,325   WAL MART STORES INC COM              69,778           81,222
                                                                                -----------      -----------
                                                                                    502,661          936,573
                                                                                -----------      -----------

Services                                5,000   WEIGHT WATCHERS INTL COM            148,100          191,300
                                                                                -----------      -----------

Shoes                                  11,500   BROWN SHOE INC NEW COM              127,285          223,790
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets
COMMON STOCKS:
CONSUMER CYCLICALS (Continued)
Textiles                                5,000   WELLMAN INC COM                 $    67,093      $    82,250
                                                                                -----------      -----------

Toys                                    5,000   TOPPS INC COM                        48,207           48,000
                                                                                -----------      -----------

   TOTAL CONSUMER CYCLICALS                                                       2,113,528        3,288,848          2.30%
                                                                                -----------      -----------          ----

CONSUMER STAPLES
Beverage - Nonalcoholic                 8,125   PEPSICO INC COM                     303,581          418,438
                                                                                -----------      -----------

Broadcasting/Cable TV                     750   CLEAR CHANNEL COMMUN COM             42,584           38,557
                                       20,000   FOX ENTMT GROUP INC CL A            521,086          473,000
                                                                                -----------      -----------
                                                                                    563,670          511,557
                                                                                -----------      -----------

Consumer Products                         200   3M COMPANY                           21,988           23,002
                                                                                -----------      -----------

Food Processing                        10,700   CONAGRA FOODS INC COM               219,855          259,475
                                        5,700   HEINZ H J CO COM                    221,255          236,550
                                       12,300   NESTLE S A SPONSORED ADR            201,834          683,818
                                        3,400   SARA LEE CORP COM                    74,222           70,584
                                        2,600   UNILEVER N V N Y SHS NEW            163,345          147,680
                                                                                -----------      -----------
                                                                                    880,511        1,398,107
                                                                                -----------      -----------

Food Wholesalers                       22,000   SYSCO CORP COM                      168,834          656,040

Grocery                                11,100   ALBERTSONS INC COM                  336,516          367,854
                                        3,000   KONINKLIJKE AHOLD N V SPON           77,700           78,480
                                       20,600   KROGER CO COM                       156,757          456,496
                                                                                -----------      -----------
                                                                                    570,973          902,830
                                                                                -----------      -----------

Household Products                      7,000   COLGATE PALMOLIVE CO COM             89,886          400,050
                                        6,500   KIMBERLY CLARK CORP COM             334,587          420,225
                                        2,100   PROCTER & GAMBLE CO COM             161,465          189,189
                                                                                -----------      -----------
                                                                                    585,938        1,009,464
                                                                                -----------      -----------

Restaurants                            14,300   MCDONALDS CORP COM                  458,482          396,825
                                        2,000   PANERA BREAD CO CL A                 98,470          127,420
                                        8,600   WENDYS INTL INC COM                 222,898          300,828
                                                                                -----------      -----------
                                                                                    779,850          825,073
                                                                                -----------      -----------

   TOTAL CONSUMER STAPLES                                                         3,875,345        5,744,511          4.02%
                                                                                -----------      -----------          ----

ENERGY
Diversified Companies                   4,000   OIL SVC HOLDRS TR DEPOSTRY          248,980          275,600
                                                                                -----------      -----------

Electric Utilities                     38,000   ENERPLUS RES FD UNIT TR G           634,773          624,340
                                        7,200   IMPERIAL OIL LTD COM NEW            165,130          214,848
                                        2,000   KERR MCGEE CORP COM                 122,573          125,700
                                                                                -----------      -----------
                                                                                    922,476          964,888
                                                                                -----------      -----------

Foreign Utilities                      15,000   PETROCHINA CO LTD SPONSORE          299,700          313,800
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets
COMMON STOCKS:
ENERGY (Continued)
Natural Gas - Diversified               1,500   AMERADA HESS CORP COM           $    99,165      $   119,040
                                       13,400   EQUITABLE RES INC COM               328,889          466,454
                                                                                -----------      -----------
                                                                                    428,054          585,494
                                                                                -----------      -----------

Petroleum - Integrated                 14,452   BP AMOCO P L C SPONSORED A          727,827          767,401
                                        1,500   CHEVRONTEXACO CORP COM              124,080          135,405
                                       10,700   CONOCO INC                          283,247          312,226
                                       24,504   EXXON MOBIL CORP COM                570,666        1,074,010
                                        2,550   PHILLIPS PETE CO COM                146,623          160,140
                                       13,600   ROYAL DUTCH PETE CO NY REG          760,221          738,752
                                       10,200   SHELL TRANS&TRAD PLC NEW Y          431,380          451,656
                                        7,000   TOTAL FINA S A SPONSORED A          513,615          536,200
                                                                                -----------      -----------
                                                                                  3,557,659        4,175,790
                                                                                -----------      -----------

Petroleum - Refining                   15,500   HOLLY CORP COM PAR $0.01            295,850          287,525
                                        3,000   VALERO ENERGY CORP NEW COM          107,610          148,560
                                                                                -----------      -----------
                                                                                    403,460          436,085
                                                                                -----------      -----------

Pipeline                                8,200   BUCKEYE PARTNERS L P UNIT           265,823          327,180
                                        4,450   CHESAPEAKE UTILS CORP COM            72,150           85,440
                                       12,580   DYNEGY INC COM                      515,750          364,820
                                        5,021   EL PASO CORP                        229,560          221,075
                                        5,000   EL PASO ENERGY PART LP COM          177,490          187,350
                                        3,000   KINDER MORGAN ENERGY UT LT          101,596           99,000
                                        8,000   NORTHERN BORDER PARTNR UNI          307,545          322,160
                                       28,000   ONEOK INC NEW COM                   532,383          583,800
                                        8,500   TEPPCO PARTNERS L P UT LTD          226,770          266,475
                                                                                -----------      -----------
                                                                                  2,429,067        2,457,300
                                                                                -----------      -----------

   TOTAL ENERGY                                                                   8,289,396        9,208,957          6.45%
                                                                                -----------      -----------          ----

FINANCIALS
Banking                                17,200   ABN AMRO HOLDINGS ADR               264,504          326,112
                                       12,900   AMSOUTH BANCORPORATION COM          235,099          283,542
                                       18,900   BANCO SANTANDER CENTRAL HI          174,310          155,358
                                        7,100   BB&T CORP COM                       233,022          270,581
                                        1,550   COMERICA INC COM                     94,625           96,983
                                        3,000   FLEETBOSTON FINL CORP COM           112,910          105,000
                                        2,400   NATIONAL AUSTRALIA BK SPON          215,450          219,360
                                        4,300   SAN PAOLO-IMI S P A SPONSO          109,605          101,222
                                       13,700   US BANCORP DEL COM NEW              232,933          309,209
                                        3,000   WACHOVIA CORP 2ND NEW COM            92,120          111,240
                                       12,700   WASHINGTON MUT INC COM              397,467          420,751
                                        2,000   WESTPAC BKG CORP SPONSORED           72,460           83,400
                                                                                -----------      -----------
                                                                                  2,234,505        2,482,758
                                                                                -----------      -----------

Financial Services                     14,400   AMERICAN NATL FINL INC COM          102,113          120,960
                                        6,783   CITIGROUP INC COM                   288,570          335,894
                                        3,000   NATIONAL CITY CORP COM               95,430           92,280
                                        6,000   WELLS FARGO & CO DEL COM            165,100          296,400
                                                                                -----------      -----------
                                                                                    651,213          845,534
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets
COMMON STOCKS:
FINANCIALS (Continued)
Insurance                               6,600   AEGON N V ORD AMER REG          $   174,682      $   161,304
                                        1,800   AMERICAN INTL GROUP COM             140,148          129,852
                                        4,300   AXA SPONSORED ADR                   129,240           96,535
                                        1,900   GALLAGHER ARTHUR J &CO COM           49,955           62,263
                                       14,700   ING GROEP N V SPONSORED AD          419,534          395,577
                                                                                -----------      -----------
                                                                                    913,559          845,531
                                                                                -----------      -----------

Investment Services                     4,800   ALLIANCE CAP MGMT HLDGS             211,136          222,720
                                                                                -----------      -----------

   TOTAL FINANCIALS                                                               4,010,413        4,396,543          3.08%
                                                                                -----------      -----------          ----

HEALTH CARE
Biotech                                15,000   AMGEN INC COM                       221,906          895,200
                                        5,500   SERONO S A SPONSORED ADR            124,705          123,200
                                                                                -----------      -----------
                                                                                    346,611        1,018,400
                                                                                -----------      -----------

Diversified Companies                   5,650   JOHNSON & JOHNSON COM               295,182          366,968
                                                                                -----------      -----------

Drugs                                   3,100   ASTRAZENECA PLC SPONSORED           149,223          153,729
                                        6,000   BRISTOL MYERS SQUIBB COM            386,986          242,940
                                        1,125   FOREST LABS INC COM                  67,493           91,912
                                        2,800   GLAXOSMITHKLINE PLC SPONSO          149,654          131,600
                                        7,000   IVAX CORP COM                       139,180          112,350
                                        2,200   KING PHARMACEUTICALS COM             64,857           77,022
                                          350   LILLY ELI & CO COM                   32,549           26,670
                                        8,300   MERCK & CO INC COM                  552,984          477,914
                                        3,600   NOVARTIS A G SPONSORED ADR          132,186          142,560
                                        6,400   NOVO-NORDISK A S ADR                248,218          253,440
                                       20,150   PFIZER INC COM                      382,952          800,761
                                            1   PHARMACIA CORP COM                       --               34
                                        9,400   SCHERING PLOUGH CORP COM            377,619          294,220
                                                                                -----------      -----------
                                                                                  2,683,901        2,805,152
                                                                                -----------      -----------

Health Care Facilities                  5,000   MANOR CARE INC NEW COM              114,050          116,500
                                                                                -----------      -----------

Managed Care                            1,125   TENET HEALTHCARE CORP COM            50,321           75,398
                                                                                -----------      -----------

Medical Services                        3,000   BOSTON SCIENTIFIC CORP COM           70,832           75,270
                                        2,000   MID ATLANTIC MED SVCS COM            57,080           57,000
                                                                                -----------      -----------
                                                                                    127,912          132,270
                                                                                -----------      -----------

Medical Supplies & Equipment            1,500   CHIRON CORP COM                      62,880           68,835
                                        2,200   LABORATORY AMER HLDGS COM           176,210          210,892
                                        6,000   POLYMEDICA CORP COM                 132,119          152,700
                                                                                -----------      -----------
                                                                                    371,209          432,427
                                                                                -----------      -----------

Technology                              6,000   ALBANY MOLECULAR RESH COM           156,831          143,820
                                                                                -----------      -----------

   TOTAL HEALTH CARE                                                              4,146,017        5,090,935          3.56%
                                                                                -----------      -----------          ----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets
COMMON STOCKS:

R.E.I.T.s                               3,825   ARCHSTONE CMNTYS TR SH BEN      $    97,364      $   102,472
                                        4,000   ARDEN RLTY INC COM                   95,850          113,600
                                        1,000   AVALONBAY CMNTYS INC COM             50,490           49,800
                                        4,000   BOSTON PROPERTIES INC COM           147,670          157,800
                                        6,700   BRE PROPERTIES INC CL A             157,948          217,817
                                        5,300   CHELSEA GCA REALTY INC COM          182,254          286,412
                                       10,000   DUKE WEEKS REALTY CORP COM          237,400          260,000
                                        8,684   EQUITY OFFICE PPTYS TR COM          219,327          260,433
                                        5,500   EQUITY RESIDENT PPTYS SH B          145,795          158,070
                                          250   FIVE STAR QUALITY CARE COM               --            1,830
                                        4,000   HEALTH CARE REIT INC COM             98,560          111,680
                                        4,600   HOSPITALITY PPTYS TR COM S           99,587          157,918
                                       25,000   HRPT PROPERTIES TRUST               212,511          225,000
                                        7,300   KILROY RLTY CORP COM                152,564          205,933
                                        5,100   KIMCO REALTY CORP COM               124,449          166,770
                                        8,800   MGI PPTYS INC COM                        --           20,900
                                        4,000   PUBLIC STORAGE INC COM              145,584          148,040
                                        4,800   SIMON PPTY GROUP NEW COM            130,092          156,624
                                        6,000   SOVRAN SELF STORAGE COM             137,595          188,580
                                       10,100   TANGER FACTORY OUTLET COM           237,247          270,478
                                        3,600   VORNADO RLTY TR SH BEN INT          124,344          158,976
                                                                                -----------      -----------
                                                                                  2,796,631        3,419,133          2.39%
                                                                                -----------      -----------          ----

TECHNOLOGY
Communication Products/Services        40,000   ROYAL PTT NEDERLAND NV SPO          219,350          202,800
                                                                                -----------      -----------

Computers & Peripherals                11,000   E M C CORP MASS COM                 233,598          131,120
                                        7,200   HEWLETT PACKARD CO COM              128,160          129,168
                                        3,000   SANDISK CORP COM                     47,160           65,100
                                                                                -----------      -----------
                                                                                    408,918          325,388
                                                                                -----------      -----------

Computer Software & Services           13,000   CISCO SYS INC COM                   229,905          220,090
                                        1,000   COMPUTER SCIENCES CORP COM           45,220           50,750
                                       65,000   COREL CORPORATION COM               130,651           90,350
                                        1,000   ELECTRONIC DATA SYS NW COM           60,020           57,990
                                        2,250   EXODUS COMMUNICATIONS COM            33,638               61
                                          400   SIEBEL SYS INC COM                   25,541           13,044
                                                                                -----------      -----------
                                                                                    524,975          432,285
                                                                                -----------      -----------

Diversified Companies                  11,000   PERKINELMER INC COM                 263,839          203,500
                                        1,950   SONY CORP ADR NEW                    90,506          100,815
                                                                                -----------      -----------
                                                                                    354,345          304,315
                                                                                -----------      -----------

Electronics                             4,000   CREE INC COM                         53,387           54,520
                                       20,000   MAXIM INTEGRATED PRODS COM          400,142        1,114,200
                                        8,983   MOLEX INC COM                       145,004          311,441
                                       12,000   SOLECTRON CORP COM                  506,340           93,600
                                                                                -----------      -----------
                                                                                  1,104,873        1,573,761
                                                                                -----------      -----------

Internet Service Providers              1,140   VELOCITYHSI INC COM                      --                2
                                                                                -----------      -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets
COMMON STOCKS:
TECHNOLOGY (Continued)
Internet Commerce                      10,500   YAHOO INC COM                   $   129,255      $   193,935
                                                                                -----------      -----------

Networking                             21,000   NORTEL NETWORKS CORP COM            129,872           94,290
                                       12,800   SUN MICROSYSTEMS INC COM            132,736          112,896
                                                                                -----------      -----------
                                                                                    262,608          207,186
                                                                                -----------      -----------

Photography                             3,900   FUJI PHOTO FILM LTD ADR             148,629          123,240
                                                                                -----------      -----------

Semiconductors                         12,500   ADVANCED MICRO DEVICES COM          129,000          183,875
                                       24,000   ALTERA CORP COM                     339,837          524,880
                                       10,000   INTEL CORP COM                      210,125          304,100
                                        2,000   INTERNATL RECTIFIER CP COM           72,000           90,820
                                       10,000   MICRON TECHNOLOGY INC COM           196,527          329,000
                                       24,000   NOVELLUS SYS INC COM                410,386        1,299,360
                                          700   TEXAS INSTRS INC COM                 35,814           23,170
                                       16,000   XILINX INC COM                      152,875          637,760
                                                                                -----------      -----------
                                                                                  1,546,564        3,392,965
                                                                                -----------      -----------

Technology                              5,500   AKZO NOBEL NV ADR                   222,261          258,115
                                                                                -----------      -----------

Telecommunications Equipment            5,000   SCIENTIFIC ATLANTA INC COM          111,400          115,500
                                                                                -----------      -----------

   TOTAL TECHNOLOGY                                                               5,033,178        7,129,492          4.99%
                                                                                -----------      -----------          ----

TELECOMMUNICATION SERVICES
Telephone                               4,500   VERIZON COMMUNICATIONS COM          210,626          207,450          0.15%
                                                                                -----------      -----------          ----

TRANSPORTATION
Air Transport                             800   EXPEDITORS INTL WASH COM             37,735           48,800
                                        2,400   FEDEX CORP COM                       96,675          139,440
                                                                                -----------      -----------
                                                                                    134,410          188,240
                                                                                -----------      -----------

Trucking/Transportation                 5,000   FRONTLINE LTD ORD                    93,850           56,000
                                       15,000   KNIGHTSBRIDGE TANKERS ORD           332,527          272,400
                                                                                -----------      -----------
                                                                                    426,377          328,400
                                                                                -----------      -----------

   TOTAL TRANSPORTATION                                                             560,787          516,640          0.36%
                                                                                -----------      -----------          ----

UTILITIES
Electric Utilities                      2,000   CONSTELLATION ENERGY COM             53,661           61,700
                                       14,212   DOMINION RES INC VA COM             662,953          926,054
                                       28,350   DUKE ENERGY CORP COM                902,661        1,071,630
                                       11,700   ENERGY EAST CORP COM                236,777          254,475
                                        4,500   EXELON CORP COM                     225,263          238,365
                                       28,000   FIRSTENERGY CORP COM                785,980          968,240
                                        2,000   FPL GROUP INC COM                   109,205          119,100
                                       25,600   KOREA ELECTRIC PWR SPONSOR          225,933          269,824
                                        2,500   MDU RES GROUP INC COM                57,095           77,500

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                                                    Percent
Sectors and                            Shares                                                        Market         of Net
Industries                              Held            Company Name               Cost              Value          Assets
COMMON STOCKS:
UTILITIES (Continued)
                                          800   NATIONAL FUEL GAS N J COM       $    19,973      $    19,480
                                       24,448   SCANA CORP COM                      615,122          748,109
                                        4,800   SOUTH JERSEY INDS INC COM           144,157          151,440
                                       24,600   TECO ENERGY INC COM                 582,707          704,298
                                       21,500   TXU CORP COM                        857,707        1,171,965
                                        3,000   VECTREN CORP COM                     66,657           77,070
                                                                                -----------      -----------
                                                                                  5,545,851        6,859,250
                                                                                -----------      -----------

Foreign Utilities                       4,000   ENEL SOCIETA PER AZION ADR          135,587          114,120
                                                                                -----------      -----------

Power Producer                         12,000   AES CORP COM                        149,470          108,000
                                       10,000   CALPINE CORP COM                    140,420          127,000
                                       60,000   CHESAPEAKE ENERGY CORP COM          457,410          464,400
                                        4,000   XCEL ENERGY INC COM                 101,760          101,400
                                                                                -----------      -----------
                                                                                    849,060          800,800
                                                                                -----------      -----------

Water Utility                          12,000   AMERICAN WTR WKS INC COM            500,192          525,600
                                        7,812   PHILADELPHIA SUBN CORP COM          114,451          183,583
                                        2,706   SOUTHWEST WTR CO COM                 31,741           43,567
                                                                                -----------      -----------
                                                                                    646,384          752,750
                                                                                -----------      -----------

   TOTAL UTILITIES                                                                7,176,882        8,526,920           5.97%
                                                                                -----------      -----------          -----

TOTAL INVESTMENTS IN COMMON STOCKS                                              $43,439,421       53,769,409          37.65%
                                                                                ===========      -----------          -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
March 31, 2002
================================================================================

                                                                                               Market              Percent of
Industries                          Company Name                         Cost                   Value              Net Assets

Short-term Investments        Evergreen Money Market Fund              $ 10,622,955         $  10,622,955              7.44%
                                                                       ============         -------------             -----

TOTAL INVESTMENTS - MARKET VALUE                                                            $ 124,611,127             87.26%
                                                                                            =============             -----

Aggregate gross unrealized appreciation of security values                                  $  15,821,331
Aggregate gross unrealized depreciation of security values                                     (3,975,789)
                                                                                            -------------
Net appreciation of security values                                                            11,845,542
Tax cost of securities                                                                        112,765,585
                                                                                            -------------

Total market value of securities                                                            $ 124,611,127
                                                                                            =============

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
March 31, 2002
================================================================================

                                                                              Market
                                                                             Value at
                                                                              End of
Description                                                                   Period
INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                                 $  150,000(a)
                                                                             ----------

TOTAL                                                                        $  150,000
                                                                             ==========

     Aggregate appreciation of investment land                               $    4,069
     Tax cost of investment land                                                145,931
                                                                             ----------

     Market value of investment land                                         $  150,000
                                                                             ==========

(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
March 31, 2002
================================================================================

                                                Number of      Amount of Equity
                                             Shares Held At      In Net Profit         Amount of        Value at
                                                March 31,      And Loss for the        Dividends        March 31,
Issuer                                             2002             Period                (1)              2002
Broyhill Industries, Inc. - wholly owned
  subsidiary                                       1,000          $    3,730          $        --      $   553,974

P. B. Realty, Inc. - wholly owned
  subsidiary                                       1,000           2,048,049                   --       25,957,060
                                                                  ----------          -----------      -----------

TOTAL                                                             $2,051,779          $        --      $26,511,034
                                                                  ==========          ===========      ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account, since BMC Fund, Inc. is accounting for their investment in the subsidiary companies on the equity method.